Share capital, share premium and other capital reserves (Tables)	12 Months Ended
Dec. 31, 2021
Share capital, share premium and other capital reserves
Schedule of share capital

The following table provides information about the Company’s share capital as of December 31, 2021, 2020 and 2019:

(in thousands, except	Authorized			Issued and fully paid			Additional paid-in capital	Share premium
for share and per	December 31,			December 31,			December 31,	December 31,
share amounts)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Common shares of $0.01 each	—	447,525	447,525	—	281,775	447,525	$—	$—	$—
Preference Series A shares of $0.01 each	—	1,755,845	1,755,845	—	1,037,595	1,755,845	—	722	1,221
Preference Series B shares of $0.01 each	—	3,899,766	3,899,766	—	3,899,766	3,899,766	—	18,340	18,340
Preference Series C shares of $0.01 each	—	4,133,805	—	—	4,133,805	—	—	22,026	—
Preference shares of $0.01 each	—	9,789,416	5,655,611	—	9,071,166	5,655,611	—	41,088	19,561
Preference shares of $0.14 each	45,000,000	—	—	—	—	—	—	—	—
Common shares of $0.14 each	45,000,000	—	—	25,775,538	—	—	192,270	—	—
	90,000,000	10,236,941	6,103,136	25,775,538	9,352,941	6,103,136	$192,270	$41,088	$19,561

Schedule of major shareholders on a non-diluted basis

	As of December 31,
	2021	2020
Gilde Healthcare	21.0%	26.0%
Versant Venture Capital VI, L.P.	17.8%	26.0%
Novo Holdings A/S	12.9%	9.4%
Redmile Biopharma Investments	10.8%	5.7%
Sanofi Foreign Participations B.V.	7.4%	5.7%
Ysios Capital Partners, SGECR,S.A.U.	6.2%	7.2%
Other shareholders	23.9%	20.0%
	100.0%	100.0%